UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Technology Leaders Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 91.19%		$2,575,687
(Cost $2,318,060)

Application Software 2.05%		57,936

IONA Technologies Plc, ADR (Ireland) (F)(I)	4,700	18,800
Synopsys, Inc. (I)	1,600	39,136

Communications Equipment 15.71%		443,581

Cisco Systems, Inc. (I)	5,340	154,378
Comverse Technology, Inc. (I)	4,075	78,525
Corning, Inc. (I)	2,250	53,640
Telefonaktiebolaget LM Ericsson AB, ADR (Sweden) (F)	1,500	56,115
Nokia Corp., ADR (Finland) (F)	2,058	58,941
QUALCOMM, Inc.	1,008	41,982

Computer & Electronics Retail 1.18%		33,443

Best Buy Co., Inc.	750	33,443

Computer Hardware 13.35%		377,120

Apple, Inc. (I)	330	43,481
Dell, Inc. (I)	3,700	103,489
Hewlett-Packard Co.	5,000	230,150

Computer Storage & Peripherals 2.42%		68,320

Western Digital Corp. (I)	3,200	68,320

Data Processing & Outsourced Services 5.26%		148,611

Banctec, Inc. (I)	8,920	71,360
Electronic Data Systems Corp.	1,450	39,136
Euronet Worldwide, Inc. (I)	1,500	38,115

Environmental & Facilities Service 0.53%		14,915

Force Protection, Inc. (I)(K)	950	14,915

Household Appliances 1.20%		33,972

iRobot Corp. (I)(L)	1,900	33,972

Human Resource & Employment Services 1.72%		48,613

Monster Worldwide, Inc. (I)	1,250	48,613

Integrated Telecommunication Services 2.19%		61,908

NTELOS Holdings Corp.	2,310	61,908

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Internet Software & Services 12.33%		348,208

eBay, Inc. (I)	2,000	64,800
Google, Inc. (Class A)(I)	160	81,600
Greenfield Online, Inc. (I)	1,750	28,420
NDS Group Plc, ADR (United Kingdom) (F)(I)	2,300	100,555
United Online, Inc.	2,540	35,865
Yahoo!, Inc. (I)	1,590	36,968

IT Consulting & Other Services 1.04%		29,491

Accenture Ltd. (Class A) (Bermuda) (F)	700	29,491

Movies & Entertainment 1.39%		39,336

Disney (Walt) Co. (The)	1,192	39,336

Office Electronics 1.42%		40,158

Xerox Corp. (I)	2,300	40,158

Semiconductor Equipment 3.27%		92,321

Cymer, Inc. (I)	750	32,063
Mattson Technology, Inc. (I)	6,050	60,258

Semiconductors 12.82%		362,012

ASM International NV (Netherlands) (F)(I)	1,500	42,330
Integrated Device Technology, Inc. (I)	2,000	32,540
Intel Corp.	5,300	125,186
Qimonda AG, ADR (Germany) (F)(I)	2,700	39,960
Texas Instruments, Inc.	1,600	56,304
Trident Microsystems, Inc. (I)	2,550	38,786
Verigy Ltd. (Singapore) (F)(I)	1,100	26,906

Systems Software 8.01%		226,148

Microsoft Corp.	4,800	139,152
Oracle Corp. (I)	4,550	86,996

Technology Distributors 1.91%		53,822

Arrow Electronics, Inc. (I)	700	26,754
Ingram Micro, Inc. (Class A) (I)	1,350	27,068

Wireless Telecommunication Services 3.39%		95,772

RF Micro Devices, Inc. (I)(L)	13,800	95,772

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

	Par value
Issuer, description, maturity date	($000)	Value
Short-term investments 13.77%		$388,789

(Cost $388,789)

Joint Repurchase Agreement 9.10%		257,000

Joint Repurchase Agreement with Bank of America Corp. dated 7-31-
07 at 5.120% to be repurchased at $257,037 on 8-1-07, collateralized by $216,199 of U.S. Treasury Bond, 7.500%, due 11-15-2016 (valued
at $262,140 including interest)	257	257,000

	Shares
Cash Equivalents 4.67%		131,789

John Hancock Cash Investment Trust (T)(W)	131,789	131,789

Total investments (Cost $2,706,849) 104.96%		$2,964,476

Other assets and liabilities, net (4.96%)		($140,118)

Total net assets 100.00%		$2,824,358

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Technology Leaders Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $2,706,849. Gross unrealized appreciation and depreciation of investments aggregated $355,100 and $97,473 respectively, resulting in net unrealized appreciation of $257,627.

Footnotes to Schedule of Investments - Page 1

John Hancock
Technology Leaders Fund
Direct Placement Securities
July 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	July 31, 2007

Force Protection, Inc.
Common stock	12-19-06	$11,163	0.53%	$14,915

Direct Placement Securities

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331Ú3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Leaders Fund.

060Q3 7/07
9/07

John Hancock

MUTUAL FUNDS

John Hancock Growth Trends Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Growth Trends Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 96.68%		$86,199,917
(Cost $72,415,280)

Application Software 0.63%		562,580

Synopsys, Inc. (I)	23,000	562,580
Asset Management & Custody Banks 3.81%		3,399,088

Bank of New York Mellon Corp.	27,740	1,180,337
Franklin Resources, Inc.	4,500	573,165
State Street Corp.	24,550	1,645,586
Biotechnology 4.90%		4,370,798

BioMarin Pharmaceuticals, Inc. (I)	32,350	584,241
BioSphere Medical, Inc. (I)	28,150	168,619
Exelixis, Inc. (I)	26,750	259,208
Genentech, Inc. (I)	8,700	647,106
Gilead Sciences, Inc. (I)	42,400	1,578,552
Regeneration Technologies, Inc. (I)	105,697	1,133,072
Communications Equipment 7.24%		6,454,139

Cisco Systems, Inc. (I)	66,750	1,929,743
Comverse Technology, Inc. (I)	46,700	899,909
Corning, Inc. (I)	35,400	843,936
NDS Group Plc, ADR (United Kingdom) (F)(I)	20,500	896,260
Nokia Corp., ADR (Finland) (F)	26,530	759,819
QUALCOMM, Inc.	11,100	462,315
Telefonaktiebolaget LM Ericsson, ADR (Sweden) (F)	17,700	662,157
Computer & Electronics Retail 0.49%		434,752

Best Buy Co., Inc.	9,750	434,752
Computer Hardware 5.73%		5,107,437

Apple, Inc. (I)	5,400	711,504
Dell, Inc. (I)	44,000	1,230,680
Hewlett-Packard Co.	68,765	3,165,253
Computer Storage & Peripherals 0.88%		782,477

Western Digital Corp. (I)	36,650	782,477
Consumer Finance 2.75%		2,447,700

American Express Co.	30,000	1,756,200
Discover Financial Services (I)	30,000	691,500
Data Processing & Outsourced Services 0.49%		440,864

Euronet Worldwide, Inc. (I)(L)	17,350	440,864

John Hancock
Growth Trends Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Diversified Banks 6.84%		6,100,929

Bank of America Corp.	56,124	2,661,400
Kookmin Bank, ADR (South Korea) (F)	6,067	520,488
SNS Reaal (Netherlands) (C)(F)	8,770	195,231
Wachovia Corp.	44,355	2,094,000
Wells Fargo & Co.	18,650	629,810
Diversified Chemicals 2.06%		1,838,578

Bayer AG (Germany) (C)	26,000	1,838,578
Diversified Financial Services 1.89%		1,687,493

Citigroup, Inc.	32,550	1,515,854
JPMorgan Chase & Co.	3,900	171,639
Health Care Distributors 1.49%		1,327,746

Cardinal Health, Inc.	20,200	1,327,746
Health Care Equipment 4.21%		3,755,767

Baxter International, Inc.	13,000	683,800
Gen-Probe, Inc. (I)	8,850	557,639
Micrus Endovascular Corp. (I)	22,700	533,904
NeuroMetrix, Inc. (I)	45,300	380,520
Northstar Neuroscience, Inc. (I)	42,090	431,422
Thoratec Corp. (I)	60,200	1,168,482
Health Care Facilities 0.26%		229,705

Sun Healthcare Group, Inc. (I)	16,990	229,705
Health Care Services 1.32%		1,179,189

Assisted Living Concepts, Inc. (I)	20,000	180,000
Aveta, Inc. (I)(S)	97,210	534,655
Capital Senior Living Corp. (I)	20,000	177,200
Systems Xcellence, Inc. (Canada) (F)(I)	10,200	287,334
Health Care Supplies 1.68%		1,495,869

Inverness Medical Innovations, Inc. (I)(K)	27,700	1,340,957
Inverness Medical Innovations, Inc. (I)	3,200	154,912
Household Appliances 0.44%		395,148

iRobot Corp. (I)(L)	22,100	395,148
Human Resource & Employment Services 0.72%		641,685

Monster Worldwide, Inc. (I)	16,500	641,685
Insurance Brokers 0.28%		250,250

Aon Corp.	6,250	250,250

John Hancock
Growth Trends Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Internet Software & Services 2.65%		2,363,512

eBay, Inc. (I)	24,500	793,800
Google, Inc. (Class A) (I)	2,100	1,071,000
Yahoo!, Inc. (I)	21,450	498,712

Investment Banking & Brokerage 3.72%		3,315,621

Evercore Partners, Inc.	5,260	126,450
Goldman Sachs Group, Inc. (The)	1,450	273,093
Lazard Ltd. (Bermuda) (F)	3,900	144,417
Legg Mason, Inc.	9,200	828,000
Merrill Lynch & Co., Inc.	5,200	385,840
MF Global Ltd. (Bermuda) (F)(I)	18,870	470,429
Morgan Stanley	11,550	737,698
UBS AG (Switzerland) (F)	6,350	349,694

IT Consulting & Other Services 1.37%		1,217,799

Accenture Ltd. (Class A) (Bermuda) (F)	8,100	341,253
CA, Inc.	34,950	876,546

Life & Health Insurance 1.66%		1,478,287

Aflac, Inc.	17,650	919,918
Prudential Financial, Inc.	6,300	558,369

Managed Health Care 0.65%		576,840

Aetna, Inc.	12,000	576,840

Marine 0.23%		206,648

Ocean Freight, Inc. (Greece) (F)(I)	8,650	206,648

Movies & Entertainment 0.50%		442,200

Disney (Walt) Co. (The)	13,400	442,200

Multi-Line Insurance 4.26%		3,797,521

American International Group, Inc.	40,550	2,602,499
Genworth Financial, Inc. (Class A)	22,750	694,330
Hartford Financial Services Group, Inc. (The)	5,450	500,692

Office Electronics 0.65%		576,180

Xerox Corp. (I)	33,000	576,180

Pharmaceuticals 16.80%		14,979,378

Abbott Laboratories	51,500	2,610,535
Altus Pharmaceuticals, Inc. (I)	45,950	468,690
AMAG Pharmaceuticals, Inc. (I)	10,000	536,900
Anesiva, Inc. (I)	56,600	362,240
Auxilium Pharmaceuticals, Inc. (I)	53,600	936,392
BioMimetic Therapeutics, Inc. (I)	37,050	534,632
Eurand NV (Netherlands) (F)(I)	12,800	183,552
Inspire Pharmaceuticals, Inc. (I)	131,000	720,500
Merck & Co., Inc.	35,250	1,750,163
MGI Pharma, Inc. (I)	22,500	563,175

John Hancock
Growth Trends Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Novartis AG, ADR (Switzerland) (F)	13,500	728,325
Roche Holding AG (Switzerland) (F)	3,150	557,143
Shire Plc, ADR (United Kingdom) (F)	55,700	4,110,103
Wyeth	18,900	917,028
Property & Casualty Insurance 0.40%		359,253

Ambac Financial Group, Inc.	5,350	359,253
Reinsurance 1.90%		1,693,420

Berkshire Hathaway, Inc. (Class B) (I)	100	360,400
PartnerRe Ltd. (Bermuda) (F)	14,350	1,019,280
Platinum Underwriters Holdings Ltd. (Bermuda) (F)	9,450	313,740
Semiconductor Equipment 0.75%		670,725

Cymer, Inc. (I)	8,700	371,925
Mattson Technology, Inc. (I)	30,000	298,800
Semiconductors 5.19%		4,626,025

Intel Corp.	71,500	1,688,830
Qimonda AG, ADR (Germany) (F)(I)	47,500	703,000
RF Micro Devices, Inc. (I)(L)	146,600	1,017,404
Texas Instruments, Inc.	22,000	774,180
Trident Microsystems, Inc. (I)	29,100	442,611
Specialized Finance 1.21%		1,076,485

Interactive Brokers Group, Inc. (Class A) (I)	7,610	184,771
Nasdaq Stock Market, Inc. (I)(L)	18,460	568,014
NYMEX Holdings, Inc. (I)	2,600	323,700
Systems Software 5.99%		5,343,931

Microsoft Corp.	143,050	4,147,019
Oracle Corp. (I)	62,600	1,196,912
Technology Distributors 0.64%		573,898

Arrow Electronics, Inc. (I)	7,750	296,205
Ingram Micro, Inc. (Class A) (I)	13,850	277,693
	Par value
Issuer, description, maturity date	(000)	Value
Short-term investments 21.01%		$18,736,673
(Cost $18,736,673)

Joint Repurchase Agreement 3.78%		3,369,000

Joint Repurchase Agreement with Bank of America dated
7-31-07 at 5.12% to be repurchased at $3,369,479 on 8-1-07,
collateralized by $2,834,141 of U.S. Treasury Bond , 7.500%, due
11-15-16 (valued at $3,436,380, including interest)	$3,369	3,369,000

John Hancock
Growth Trends Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

	Shares
Cash Equivalents 17.23%		15,367,673

John Hancock Cash Investment Trust (T)(W)	15,367,673	15,367,673
Total investments (Cost $91,151,953) 117.69%		$104,936,590
Other assets and liabilities, net (17.69%)		($15,771,683)
Total net assets 100.00%		$89,164,907

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Growth Trends Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	July 31, 2007

Inverness Medical Innovations, Inc.	8-17-06	$837,925	1.50%	$1,340,937

(L) All or a portion of this security is on loan as of July 31, 2007.

(S) This securiity is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $534,665 or 0.60% of the Fund's net assets as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $91,151,953. Gross unrealized appreciation and depreciation of investments aggregated $18,302,040 and $4,517,403, respectively, resulting in net unrealized appreciation of $13,784,637.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331Ú3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments – Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460Q3 7/07
9/07

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Small Cap Fund
Securities owned by the Fund on

July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 98.39%		$201,251,945
(Cost $173,144,621)

Air Freight & Logistics 1.80%		3,686,675

Pacer International, Inc.	167,500	3,686,675

Apparel Retail 2.25%		4,599,836

Christopher & Banks Corp.	308,300	4,599,836

Apparel, Accessories & Luxury Goods 2.75%		5,631,072

G-III Apparel Group, Ltd. (I)	197,400	3,184,062
Hartmarx Corp. (I)	286,200	2,447,010

Application Software 2.89%		5,901,449

ACI Worldwide, Inc. (I)	193,300	5,901,449

Asset Management & Custody Banks 5.36%		10,961,665

FBR Capital Markets Corp. (I)	137,050	1,987,225
iShares Russell 2000 Index Fund (L)	116,400	8,974,440

Auto Parts & Equipment 0.74%		1,505,612

Fuel Systems Solutions, Inc. (I)	89,941	1,505,612

Catalog Retail 1.11%		2,301,048

Gaiam, Inc. (Class A) (I)(L)	143,100	2,301,048

Distributors 3.54%		7,238,278

LKQ Corp. (I)	254,600	7,238,278

Electronic Equipment Manufacturers 3.00%		6,144,140

Daktronics, Inc. (L)	289,000	6,144,140

Electronic Manufacturing Services 2.40%		4,908,258

Trimble Navigation Ltd. (I)	148,600	4,908,258

Health Care Equipment 7.87%		16,106,591

Cantel Medical Corp. (I)	216,500	3,134,920
Hologic, Inc. (I)(L)	46,500	2,408,700
Kensey Nash Corp. (I)	200,000	4,882,000
SurModics, Inc. (I)(L)	47,100	2,160,477
Symmetry Medical, Inc. (I)	235,800	3,520,494

John Hancock
Small Cap Fund
Securities owned by the Fund on

July 31, 2007 (unaudited)

Health Care Services 9.44%		19,299,092

Air Methods Corp. (I)	201,590	7,680,579
inVentiv Health, Inc. (I)	221,700	7,865,916
Nighthawk Radiology Holdings, Inc. (I)(L)	181,900	3,752,597

Health Care Supplies 3.54%		7,237,295

Inverness Medical Innovations, Inc. (I)(L)	149,500	7,237,295

Hotels, Resorts & Cruise Lines 3.12%		6,382,446

Gaylord Entertainment Co. (I)	127,700	6,382,446

Industrial Machinery 4.40%		9,002,566

Chart Industries, Inc. (I)	191,146	5,298,567
Flow International Corp. (I)	401,300	3,703,999

Internet Software & Services 1.87%		3,815,641

TheStreet.com, Inc.	343,442	3,815,641

Investment Banking & Brokerage 1.81%		3,701,205

SWS Group, Inc.	209,700	3,701,205

IT Consulting & Other Services 1.09%		2,225,874

Lionbridge Technologies, Inc. (I)	474,600	2,225,874

Life & Health Insurance 2.25%		4,602,425

American Equity Investment Life Holding Co.	405,500	4,602,425

Life Sciences Tools & Services 3.32%		6,798,800

Kendle International, Inc. (I)(L)	184,000	6,798,800

Oil & Gas Equipment & Services 1.65%		3,367,785

Metretek Technologies, Inc. (I)(L)	239,700	3,367,785

Oil & Gas Exploration & Production 3.36%		6,873,819

Goodrich Petroleum Corp. (I)(L)	126,900	3,818,421
Mariner Energy, Inc. (I)	144,600	3,055,398

Personal Products 2.33%		4,771,998

Inter Parfums, Inc.	217,800	4,771,998

Property & Casualty Insurance 4.64%		9,488,459

First Mercury Financial Corp. (I)	104,988	2,076,663
James River Group, Inc.	17,806	588,666
National Interstate Corp.	130,100	3,317,550
Philadelphia Consolidated Holding Corp. (I)	97,000	3,505,580

Publishing 1.37%		2,798,138

Courier Corp.	74,300	2,798,138

John Hancock
Small Cap Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Railroads 1.54%			3,154,950

Genesee & Wyoming, Inc. (Class A) (I)		123,000	3,154,950

Regional Banks 7.91%			16,172,419

Boston Private Financial Holding ,s Inc .		188,300	4,799,767
First Community Bancorp. (Class A)		73,200	3,676,104
SVB Financial Group (I)		146,100	7,696,548

Semiconductors 0.80%			1,629,980

Silicon Image, Inc. (I)		239,000	1,629,980

Specialty Chemicals 3.81%			7,800,723

Arch Chemicals, Inc.		91,800	3,247,884
H.B. Fuller Company		115,700	3,196,791
ICO, Inc. (I)		134,796	1,356,048

Specialty Stores 2.31%			4,718,736

Tractor Supply Co. (I)(L)		99,300	4,718,736

Systems Software 4.12%			8,424,970

Radiant Systems, Inc. (I)		284,600	3,955,940
Secure Computing Corp. (I)		565,700	4,469,030

	Interest	Par value
Issuer, description, maturity date	rate	($000)	Value

Short-term investments 20.36%			$ 41,639,408
(Cost $41,639,408)

Joint Repurchase Agreement 1.18%			2,417,000

Joint Repurchase Agreement with Bank of America
dated 7-31-07 at 5.12% to be repurchased at $2,417,344 on
8-1-07, collateralized by $2,033,280 of U.S. Treasury Bond,
7.500% due 11-15-16 (valued at $2,465,340, including interest)	5.120	2,417	2,417,000

		Shares

Cash Equivalents 19.18%			39,222,408

John Hancock Cash Investment Trust (T)(W)		39,222,408	39,222,408

Total investments (Cost $214,784,029) 118.75%			$242,891,353

Other assets and liabilities, net (18.75%)			$(38,352,930)

Total net assets 100.00%			$204 ,538,423

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Small Cap Fund

Notes to Schedule of Investments
July 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $214,784,029. Gross unrealized appreciation and depreciation of investments aggregated $35,832,273 and $7,724,949, respectively, resulting in net unrealized appreciation of $28,107,324.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

 Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund's total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments – Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Street
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Fund.

820Q3 7/07
9/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 14, 2007